JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.7%
Aerospace & Defense — 0.4%
AAR Corp. *	35	1,681
Astronics Corp. *	113	1,461
Moog, Inc., Class A	10	847

		3,989

Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A *	21	1,614

Airlines — 0.4%
Allegiant Travel Co. *	10	1,656
SkyWest, Inc.*	101	2,911

		4,567

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The) *	14	200
Lear Corp.	9	1,254

		1,454

Automobiles — 0.0%(a)
Winnebago Industries, Inc.	2	130

Banks — 8.9%
1st Source Corp.	16	745
Atlantic Union Bankshares Corp.	13	483
Banner Corp.	52	3,019
Brookline Bancorp, Inc.	293	4,641
Business First Bancshares, Inc.	32	779
Byline Bancorp, Inc.	68	1,804
Cadence Bank	183	5,362
Cathay General Bancorp	56	2,527
Central Pacific Financial Corp.	81	2,257
Columbia Banking System, Inc.	85	2,732
ConnectOne Bancorp, Inc.	46	1,469
CVB Financial Corp.	118	2,729
Eastern Bankshares, Inc.	370	7,964
Enterprise Financial Services Corp.	24	1,140
Equity Bancshares, Inc., Class A	19	607
Financial Institutions, Inc.	7	199
First Bancshares, Inc. (The)	7	246
First Citizens BancShares, Inc., Class A	1	978
First Commonwealth Financial Corp.	109	1,651
First Community Bankshares, Inc.	7	192
First Hawaiian, Inc.	17	461
First Interstate BancSystem, Inc., Class A	14	520
First Merchants Corp.	69	2,854
Flushing Financial Corp.	21	478
Glacier Bancorp, Inc.	29	1,478
Hancock Whitney Corp.	52	2,733
HarborOne Bancorp, Inc. (b)	29	407
Heritage Commerce Corp.	42	477
Home BancShares, Inc.	122	2,764
HomeStreet, Inc.	38	1,777
HomeTrust Bancshares, Inc.	22	641
Hope Bancorp, Inc.	247	3,974
Independent Bank Corp.	31	680
Independent Bank Corp.	34	2,811
Independent Bank Group, Inc.	13	954
Investors Bancorp, Inc.	73	1,091
Meta Financial Group, Inc.	28	1,516
Nicolet Bankshares, Inc. *	2	225
OceanFirst Financial Corp.	224	4,507
Old National Bancorp	205	3,354
Old Second Bancorp, Inc.	18	260
Origin Bancorp, Inc.	7	296
Peapack-Gladstone Financial Corp.	8	275
Peoples Bancorp, Inc.	10	319
People’s United Financial, Inc.	36	723
Pinnacle Financial Partners, Inc.	27	2,459
Premier Financial Corp.	12	355
QCR Holdings, Inc.	12	651
RBB Bancorp	8	187
Republic Bancorp, Inc., Class A	4	175
Sandy Spring Bancorp, Inc.	28	1,240
Simmons First National Corp., Class A	22	564
South Plains Financial, Inc.	3	82
Trustmark Corp.	68	2,076
UMB Financial Corp.	25	2,470
United Community Banks, Inc.	30	1,037
Valley National Bancorp	61	792
Veritex Holdings, Inc.	29	1,111
Webster Financial Corp.	48	2,671
Westamerica BanCorp	31	1,865

		94,834

Biotechnology — 6.6%
2seventy bio, Inc. * (b)	5	87
ACADIA Pharmaceuticals, Inc. *	50	1,221
Akebia Therapeutics, Inc. *	593	426
Amicus Therapeutics, Inc. *	478	4,529
Arrowhead Pharmaceuticals, Inc. *	48	2,194
Atara Biotherapeutics, Inc.*	274	2,549
Athenex, Inc. *	79	66
Beam Therapeutics, Inc. * (b)	28	1,627
Biohaven Pharmaceutical Holding Co. Ltd. *	14	1,613
Black Diamond Therapeutics, Inc. * (b)	164	454
Bluebird Bio, Inc.*	15	74
Bridgebio Pharma, Inc. * (b)	27	271
Catalyst Pharmaceuticals, Inc. *	633	5,243
Coherus Biosciences, Inc. * (b)	398	5,142
CytomX Therapeutics, Inc. *	244	652
Decibel Therapeutics, Inc. * (b)	2	6
Eagle Pharmaceuticals, Inc. *	32	1,600
Eiger BioPharmaceuticals, Inc. * (b)	85	705
Emergent BioSolutions, Inc. *	6	246
Fate Therapeutics, Inc.*	87	3,361
Global Blood Therapeutics, Inc. *	102	3,533
Gritstone bio, Inc. *	14	59
Harpoon Therapeutics, Inc. * (b)	171	851
Heron Therapeutics, Inc. * (b)	161	919
Homology Medicines, Inc. *	22	67
Insmed, Inc. *	13	296
Intellia Therapeutics, Inc. *	48	3,510
Intercept Pharmaceuticals, Inc. * (b)	150	2,441
iTeos Therapeutics, Inc. *	73	2,356
Ligand Pharmaceuticals, Inc. *	20	2,284
Madrigal Pharmaceuticals, Inc. * (b)	23	2,267
OPKO Health, Inc. * (b)	422	1,452
Puma Biotechnology, Inc.*	112	323
Sana Biotechnology, Inc. * (b)	1	10
Sarepta Therapeutics, Inc. *	50	3,941

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sensei Biotherapeutics, Inc. *	131	302
Sigilon Therapeutics, Inc. *	86	127
Sutro Biopharma, Inc. *	13	109
TG Therapeutics, Inc. *	154	1,466
Travere Therapeutics, Inc. *	64	1,636
Turning Point Therapeutics, Inc. *	12	322
Tyra Biosciences, Inc. * (b)	204	2,181
UroGen Pharma Ltd. * (b)	45	395
Vanda Pharmaceuticals, Inc. *	268	3,026
Xencor, Inc. *	146	3,883
Y-mAbs Therapeutics, Inc. * (b)	4	44

		69,866

Building Products — 0.5%
Cornerstone Building Brands, Inc. *	57	1,396
Quanex Building Products Corp.	50	1,056
UFP Industries, Inc.	33	2,523

		4,975

Capital Markets — 1.3%
AssetMark Financial Holdings, Inc. *	28	625
Blucora, Inc. *	132	2,581
Cowen, Inc., Class A (b)	49	1,338
Donnelley Financial Solutions, Inc. *	36	1,196
Federated Hermes, Inc.	6	204
Focus Financial Partners, Inc., Class A *	63	2,867
Houlihan Lokey, Inc.	10	863
Piper Sandler Cos.	8	1,037
Stifel Financial Corp.	29	1,998
Virtus Investment Partners, Inc.	5	1,200

		13,909

Chemicals — 1.8%
AdvanSix, Inc.	36	1,814
Avient Corp.	76	3,653
Cabot Corp.	49	3,331
Ecovyst, Inc.	32	364
FutureFuel Corp.	81	792
HB Fuller Co.	32	2,134
Ingevity Corp. *	42	2,659
Koppers Holdings, Inc.	9	250
Minerals Technologies, Inc.	13	872
Trinseo plc	17	811
Tronox Holdings plc, Class A	97	1,910
Zymergen, Inc. *	143	414

		19,004

Commercial Services & Supplies — 3.3%
ABM Industries, Inc.	113	5,217
Brink’s Co. (The)	13	898
Ennis, Inc. (b)	16	301
Healthcare Services Group, Inc. (b)	53	984
Heritage-Crystal Clean, Inc. *	19	569
HNI Corp.	62	2,291
Steelcase, Inc., Class A	192	2,290
Tetra Tech, Inc.	67	11,083
UniFirst Corp.	59	10,817

		34,450

Communications Equipment — 1.1%
Extreme Networks, Inc. *	329	4,022
NetScout Systems, Inc. *	227	7,295

		11,317

Construction & Engineering — 3.4%
Argan, Inc.	98	3,958
Comfort Systems USA, Inc.	79	7,023
EMCOR Group, Inc.	57	6,386
Fluor Corp. *	21	608
Granite Construction, Inc.	60	1,971
MasTec, Inc. *	59	5,104
MYR Group, Inc. *	77	7,234
Primoris Services Corp.	141	3,366

		35,650

Consumer Finance — 0.4%
FirstCash Holdings, Inc.	17	1,169
Navient Corp.	32	538
Nelnet, Inc., Class A	4	331
PROG Holdings, Inc. *	85	2,438

		4,476

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	25	509
Greif, Inc., Class A	32	2,056

		2,565

Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc. *	86	2,540
Coursera, Inc. *	14	333
Houghton Mifflin Harcourt Co. *	139	2,911
Perdoceo Education Corp. *	167	1,918

		7,702

Diversified Telecommunication Services — 0.4%
EchoStar Corp., Class A * (b)	152	3,697

Electric Utilities — 1.0%
ALLETE, Inc.	9	616
IDACORP, Inc.	23	2,688
PNM Resources, Inc.	23	1,092
Portland General Electric Co.	91	5,036
Via Renewables, Inc. (b)	135	1,115

		10,547

Electrical Equipment — 0.8%
Atkore, Inc. *	47	4,646
AZZ, Inc.	14	685
Powell Industries, Inc.	43	841
Sunrun, Inc. * (b)	74	2,260

		8,432

Electronic Equipment, Instruments & Components — 3.0%
Benchmark Electronics, Inc. (b)	232	5,797
Fabrinet (Thailand) *	30	3,130
Insight Enterprises, Inc. *	7	719
Kimball Electronics, Inc. *	22	432
Knowles Corp. *	126	2,717
OSI Systems, Inc. *	92	7,795
Sanmina Corp. *	38	1,516
ScanSource, Inc. *	140	4,864
TTM Technologies, Inc. *	99	1,473
Vishay Intertechnology, Inc.	133	2,607

		31,050

Energy Equipment & Services — 0.8%
Archrock, Inc.	38	354
ChampionX Corp. *	24	592
Helix Energy Solutions Group, Inc. *	60	289

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
National Energy Services Reunited Corp. *	40	339
NexTier Oilfield Solutions, Inc. *	176	1,627
Oceaneering International, Inc. *	93	1,416
Oil States International, Inc. * (b)	77	534
Patterson-UTI Energy, Inc.	121	1,866
ProPetro Holding Corp. *	64	890
Select Energy Services, Inc., Class A *	42	361

		8,268

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A * (b)	136	3,351
Cinemark Holdings, Inc. *	35	605
Lions Gate Entertainment Corp., Class A *	243	3,952

		7,908

Equity Real Estate Investment Trusts (REITs) — 6.2%
Agree Realty Corp. (b)	33	2,216
Alexander & Baldwin, Inc.	67	1,561
American Assets Trust, Inc.	16	590
Apple Hospitality REIT, Inc.	224	4,030
Broadstone Net Lease, Inc.	34	747
CareTrust REIT, Inc.	33	629
Centerspace	10	1,020
Chatham Lodging Trust *	11	153
City Office REIT, Inc.	44	779
Community Healthcare Trust, Inc.	18	739
Corporate Office Properties Trust	56	1,595
DiamondRock Hospitality Co. *	66	669
DigitalBridge Group, Inc. *	132	951
Easterly Government Properties, Inc.	27	560
EastGroup Properties, Inc.	18	3,699
Essential Properties Realty Trust, Inc.	32	797
First Industrial Realty Trust, Inc.	34	2,124
Four Corners Property Trust, Inc.	71	1,920
Getty Realty Corp.	55	1,586
Gladstone Commercial Corp.	33	737
Global Medical REIT, Inc.	25	403
Healthcare Realty Trust, Inc. (b)	112	3,078
Highwoods Properties, Inc.	12	526
Independence Realty Trust, Inc.	59	1,571
Innovative Industrial Properties, Inc.	1	144
Kite Realty Group Trust	104	2,374
LXP Industrial Trust	65	1,022
National Storage Affiliates Trust	73	4,599
Necessity Retail REIT, Inc. (The)	47	369
Paramount Group, Inc.	65	711
Phillips Edison & Co., Inc.	36	1,248
Physicians Realty Trust	55	972
Piedmont Office Realty Trust, Inc., Class A	66	1,140
Plymouth Industrial REIT, Inc.	64	1,740
PotlatchDeltic Corp.	31	1,635
Retail Opportunity Investments Corp.	116	2,245
RLJ Lodging Trust	96	1,346
Ryman Hospitality Properties, Inc. *	18	1,661
SITE Centers Corp.	42	707
STAG Industrial, Inc.	72	2,973
Summit Hotel Properties, Inc. *	23	227
Sunstone Hotel Investors, Inc. *	36	429
Terreno Realty Corp.	49	3,599
UMH Properties, Inc.	34	834
Xenia Hotels & Resorts, Inc. *	146	2,808

		65,463

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	45	2,282
BJ’s Wholesale Club Holdings, Inc. *	26	1,778
Performance Food Group Co. *	47	2,397
SpartanNash Co.	6	198
Sprouts Farmers Market, Inc. * (b)	87	2,776

		9,431

Food Products — 1.2%
Darling Ingredients, Inc. *	123	9,909
John B Sanfilippo & Son, Inc.	18	1,460
Seneca Foods Corp., Class A *	28	1,466

		12,835

Gas Utilities — 0.7%
New Jersey Resources Corp.	111	5,100
Northwest Natural Holding Co.	35	1,805

		6,905

Health Care Equipment & Supplies — 4.6%
Accuray, Inc. * (b)	1,627	5,386
AngioDynamics, Inc. *	186	3,996
Bioventus, Inc., Class A *	90	1,262
Cardiovascular Systems, Inc. *	233	5,268
Integer Holdings Corp. *	57	4,572
LivaNova plc *	75	6,170
Natus Medical, Inc. *	79	2,066
NuVasive, Inc. *	196	11,134
SeaSpine Holdings Corp. *	17	210
STAAR Surgical Co. *	38	3,029
Varex Imaging Corp. *	30	639
ViewRay, Inc. *	822	3,221
Zynex, Inc. (b)	153	951

		47,904

Health Care Providers & Services — 2.6%
AMN Healthcare Services, Inc. *	16	1,669
Fulgent Genetics, Inc. *	51	3,152
HealthEquity, Inc. *	20	1,376
LifeStance Health Group, Inc. * (b)	208	2,103
ModivCare, Inc. *	2	231
Option Care Health, Inc. *	546	15,587
Tenet Healthcare Corp. *	27	2,319
Tivity Health, Inc. *	13	412

		26,849

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc. *	98	2,209
Inspire Medical Systems, Inc. *	14	3,671
NextGen Healthcare, Inc. *	181	3,774
Simulations Plus, Inc.	36	1,825

		11,479

Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.	162	3,552
Boyd Gaming Corp.	61	3,988
Marriott Vacations Worldwide Corp.	28	4,463
Portillo’s, Inc., Class A * (b)	52	1,282
Red Rock Resorts, Inc., Class A	188	9,122

		22,407

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Household Durables — 2.0%
Ethan Allen Interiors, Inc. (b)	33	855
Helen of Troy Ltd. *	6	1,195
Hooker Furnishings Corp.	15	278
Meritage Homes Corp. *	9	681
Sonos, Inc. *	80	2,255
TopBuild Corp. *	25	4,480
Traeger, Inc. * (b)	23	173
Tri Pointe Homes, Inc. *	555	11,154

		21,071

Household Products — 0.1%
Central Garden & Pet Co., Class A *	21	836

Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc.	29	964
Clearway Energy, Inc., Class C	7	263

		1,227

Insurance — 1.2%
American Equity Investment Life Holding Co.	19	748
CNO Financial Group, Inc.	26	640
Employers Holdings, Inc.	18	739
First American Financial Corp.	10	666
Kinsale Capital Group, Inc.	15	3,443
RLI Corp.	33	3,650
Selective Insurance Group, Inc.	20	1,743
Stewart Information Services Corp.	16	958

		12,587

Interactive Media & Services — 0.8%
EverQuote, Inc., Class A *	17	280
Liberty TripAdvisor Holdings, Inc., Class A *	1,652	3,387
QuinStreet, Inc. *	172	1,989
Yelp, Inc. *	89	3,049

		8,705

IT Services — 1.5%
CSG Systems International, Inc.	10	648
DigitalOcean Holdings, Inc. *	53	3,074
EVERTEC, Inc. (Puerto Rico)	38	1,539
LiveRamp Holdings, Inc. *	37	1,372
Perficient, Inc. *	85	9,341

		15,974

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp. *	18	255
Medpace Holdings, Inc. *	33	5,395
Personalis, Inc. *	123	1,005
Rapid Micro Biosystems, Inc., Class A * (b)	114	771

		7,426

Machinery — 2.0%
Altra Industrial Motion Corp.	59	2,281
Barnes Group, Inc.	15	595
Douglas Dynamics, Inc.	42	1,458
EnPro Industries, Inc.	8	733
Hillenbrand, Inc.	78	3,459
Kadant, Inc.	11	2,189
Manitowoc Co., Inc. (The) *	94	1,410
Meritor, Inc. *	54	1,907
Mueller Industries, Inc.	30	1,625
SPX FLOW, Inc.	8	664
Terex Corp.	14	492
Wabash National Corp.	251	3,730
Watts Water Technologies, Inc., Class A	6	865

		21,408

Marine — 0.1%
Safe Bulkers, Inc. (Greece)	139	660

Media — 1.8%
AMC Networks, Inc., Class A *	71	2,873
Cardlytics, Inc. * (b)	48	2,623
Hemisphere Media Group, Inc. *	85	388
John Wiley & Sons, Inc., Class A	176	9,322
National CineMedia, Inc.	151	383
Sinclair Broadcast Group, Inc., Class A (b)	121	3,398

		18,987

Metals & Mining — 1.6%
Alcoa Corp.	31	2,791
Allegheny Technologies, Inc. *	26	692
Arconic Corp. *	62	1,576
Cleveland-Cliffs, Inc. *	48	1,543
Coeur Mining, Inc. *	103	459
Commercial Metals Co.	97	4,055
Constellium SE *	70	1,253
Hecla Mining Co.	56	368
Materion Corp.	13	1,106
Schnitzer Steel Industries, Inc., Class A	18	940
SunCoke Energy, Inc.	133	1,182
Warrior Met Coal, Inc.	4	152
Worthington Industries, Inc.	6	312

		16,429

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Ares Commercial Real Estate Corp.	110	1,703
Blackstone Mortgage Trust, Inc., Class A	108	3,429
Ellington Financial, Inc. (b)	76	1,345
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35	1,665
KKR Real Estate Finance Trust, Inc.	152	3,127
Ladder Capital Corp.	131	1,556
MFA Financial, Inc.	76	308
Ready Capital Corp.	54	818
Redwood Trust, Inc.	92	971
TPG RE Finance Trust, Inc.	60	710

		15,632

Multiline Retail — 0.6%
Dillard’s, Inc., Class A (b)	6	1,664
Macy’s, Inc.	184	4,485

		6,149

Multi-Utilities — 0.0%(a)
Unitil Corp.	5	224

Oil, Gas & Consumable Fuels — 5.1%
Antero Resources Corp. *	148	4,503
Arch Resources, Inc.	20	2,686
CNX Resources Corp. *	225	4,654
Delek US Holdings, Inc. *	119	2,534
Dorian LPG Ltd.	45	651
Falcon Minerals Corp. (b)	18	123

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Golar LNG Ltd. (Cameroon) *	35	857
Green Plains, Inc. *	41	1,284
Magnolia Oil & Gas Corp., Class A	218	5,146
Matador Resources Co.	37	1,934
Murphy Oil Corp.	13	541
Oasis Petroleum, Inc.	35	5,077
Ovintiv, Inc.	227	12,279
PDC Energy, Inc.	102	7,406
Peabody Energy Corp. *	31	758
Range Resources Corp. *	64	1,944
REX American Resources Corp. *	8	804
Whiting Petroleum Corp.	5	367

		53,548

Paper & Forest Products — 0.2%
Clearwater Paper Corp. *	5	149
Louisiana-Pacific Corp.	30	1,880

		2,029

Personal Products — 1.4%
BellRing Brands, Inc. *	283	6,534
Herbalife Nutrition Ltd. * (b)	22	658
Medifast, Inc.	5	820
Nu Skin Enterprises, Inc., Class A (b)	59	2,815
USANA Health Sciences, Inc. *	45	3,603

		14,430

Pharmaceuticals — 1.3%
Amneal Pharmaceuticals, Inc. *	263	1,098
Amphastar Pharmaceuticals, Inc. *	52	1,849
Arvinas, Inc. *	30	2,041
Corcept Therapeutics, Inc. * (b)	71	1,606
Esperion Therapeutics, Inc. * (b)	11	52
Fulcrum Therapeutics, Inc. * (b)	167	3,945
Landos Biopharma, Inc. * (b)	100	147
Lannett Co., Inc. * (b)	308	243
Marinus Pharmaceuticals, Inc. *	247	2,312
WaVe Life Sciences Ltd. *	143	286

		13,579

Professional Services — 2.3%
Barrett Business Services, Inc.	12	930
CACI International, Inc., Class A *	8	2,516
Heidrick & Struggles International, Inc.	7	273
HireRight Holdings Corp. *	143	2,449
Huron Consulting Group, Inc. *	57	2,615
KBR, Inc.	25	1,352
Kelly Services, Inc., Class A	141	3,058
Kforce, Inc.	43	3,159
Korn Ferry	29	1,909
ManTech International Corp., Class A	11	974
TriNet Group, Inc. *	10	1,003
TrueBlue, Inc. *	107	3,096
Upwork, Inc. *	54	1,257

		24,591

Real Estate Management & Development — 0.7%
Cushman & Wakefield plc *	79	1,624
Kennedy-Wilson Holdings, Inc.	158	3,845
Realogy Holdings Corp. *	129	2,024

		7,493

Road & Rail — 0.6%
ArcBest Corp.	43	3,496
Avis Budget Group, Inc. *	8	2,080
Heartland Express, Inc.	18	250
Schneider National, Inc., Class B	16	398
Werner Enterprises, Inc.	11	459

		6,683

Semiconductors & Semiconductor Equipment — 2.5%
Ambarella, Inc. *	7	776
Amkor Technology, Inc.	69	1,488
Cirrus Logic, Inc. *	14	1,217
Cohu, Inc. *	86	2,543
Diodes, Inc. *	12	1,000
Lattice Semiconductor Corp. *	19	1,152
MACOM Technology Solutions Holdings, Inc. *	14	808
MaxLinear, Inc. *	17	998
Rambus, Inc. *	176	5,629
Semtech Corp. *	14	957
Silicon Laboratories, Inc. *	26	3,905
SiTime Corp. *	5	1,264
SunPower Corp. * (b)	40	861
Synaptics, Inc. *	5	1,037
Veeco Instruments, Inc. *	81	2,206

		25,841

Software — 5.7%
A10 Networks, Inc.	297	4,146
Alkami Technology, Inc. *	11	160
American Software, Inc., Class A	34	700
Blackline, Inc. *	50	3,690
CommVault Systems, Inc. *	51	3,354
eGain Corp. *	276	3,201
JFrog Ltd. (Israel) *	10	275
Marathon Digital Holdings, Inc. * (b)	31	852
Momentive Global, Inc. *	211	3,436
PagerDuty, Inc. *	95	3,234
Paycor HCM, Inc. * (b)	52	1,500
Ping Identity Holding Corp. *	120	3,289
Q2 Holdings, Inc. *	38	2,355
Qualys, Inc. *	5	694
Rapid7, Inc. *	44	4,839
Riot Blockchain, Inc. * (b)	27	563
Sprout Social, Inc., Class A *	32	2,556
SPS Commerce, Inc. *	3	354
Varonis Systems, Inc. *	77	3,665
Vonage Holdings Corp. *	272	5,519
Workiva, Inc. *	56	6,550
Xperi Holding Corp.	142	2,453
Zuora, Inc., Class A *	187	2,798

		60,183

Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A *	118	3,775
Asbury Automotive Group, Inc. *	20	3,220
Bed Bath & Beyond, Inc. *	52	1,167
Group 1 Automotive, Inc.	18	3,021
Guess?, Inc. (b)	64	1,403
Hibbett, Inc.	20	906
Lithia Motors, Inc., Class A	3	840
Murphy USA, Inc.	33	6,564
ODP Corp. (The) *	71	3,249
Signet Jewelers Ltd.	19	1,410
Sleep Number Corp. *	24	1,217

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Sonic Automotive, Inc., Class A	39	1,675
Winmark Corp.	4	770
Zumiez, Inc. *	56	2,139

		31,356

Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp. *	11	3,019
G-III Apparel Group Ltd. *	40	1,068
Steven Madden Ltd.	61	2,338

		6,425

Thrifts & Mortgage Finance — 1.9%
Axos Financial, Inc. *	30	1,369
Essent Group Ltd.	90	3,725
Luther Burbank Corp.	22	290
Merchants Bancorp	4	104
MGIC Investment Corp.	101	1,363
Mr. Cooper Group, Inc. *	53	2,430
NMI Holdings, Inc., Class A *	28	574
Northfield Bancorp, Inc.	114	1,631
PennyMac Financial Services, Inc.	33	1,734
Radian Group, Inc.	178	3,961
Washington Federal, Inc.	89	2,909

		20,090

Trading Companies & Distributors — 2.1%
Boise Cascade Co.	35	2,421
Herc Holdings, Inc.	26	4,294
MRC Global, Inc. *	234	2,790
NOW, Inc. *	553	6,095
Rush Enterprises, Inc., Class A	16	789
Titan Machinery, Inc. *	40	1,119
Veritiv Corp. *	18	2,428
WESCO International, Inc. *	19	2,408

		22,344

Water Utilities — 0.8%
American States Water Co.	91	8,061

TOTAL COMMON STOCKS (Cost $882,162)		1,027,645

SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (c) (d) (Cost $25,959)	25,955	25,960

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (c) (d)	33,590	33,564
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (c) (d)	4,460	4,460

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $38,030)		38,024

TOTAL SHORT-TERM INVESTMENTS (Cost $63,989)		63,984

Total Investments — 103.8% (Cost $946,151)		1,091,629
Liabilities in Excess of Other Assets — (3.8)%		(40,403)

Net Assets — 100.0%		1,051,226

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $36,304.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	216	06/2022	USD	22,303	493

Abbreviations

USD	United States Dollar

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments —   Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,027,645	$—	$—	$1,027,645
Short-Term Investments
Investment Companies	25,960	—	—	25,960
Investment of Cash Collateral from Securities Loaned	38,024	—	—	38,024

Total Short-Term Investments	63,984	—	—	63,984

Total Investments in Securities	$1,091,629	$—	$—	$1,091,629

Appreciation in Other Financial Instruments
Futures Contracts	$493	$—	$—	$493

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$30,588	$238,288	$242,908	$(8)	$—	(c)	$25,960	25,955	$14	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	84,603	166,000	216,999	(40)	—	(c)	33,564	33,590	43	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	10,743	116,661	122,944	—	—		4,460	4,460	3	—

Total	$125,934	$520,949	$582,851	$(48)	$—	(c)	$63,984		$60	$—

	$—	$—	$—	$—	$—		$—		$—	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.